CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2025
Debt Instruments Held [Abstract]
Disclosure of detailed informaiton about convertible debt [Table Text Block]
Component	Amounts
Liability component (discounted at 8.9%)	$237.2
Equity component (residual)	114.7
Embedded derivative related to early redemption option	(1.9)
Gross proceeds received	$350.0
Issuance costs	10.9
Net proceeds received	$339.1